Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Carrying Amounts and Classification of Assets and Liabilities for Consolidated VIE's
The carrying amounts and classification of assets (none of which are restricted) and liabilities included in the Company’s consolidated statements of financial position for the consolidated VIEs are as follows (in millions):

	September 30,
	2016	2015
Current assets	$284	$281
Noncurrent assets	98	128
Total assets	$382	$409

Current liabilities	$230	$232
Noncurrent liabilities	29	34
Total liabilities	$259	$266